Investments - Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Income from short term investments	¥ 8,698	¥ 5,256	¥ 2,265